Quarterly Report
April 30, 2022
MFS®  Global High Yield Fund
HYO-Q1

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 34.8%
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 1.073%, 2/18/2030 (i)		$7,637	$0
Automotive – 0.9%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$788,143
RENK AG, 5.75%, 7/15/2025	EUR	100,000	104,229
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	484,665
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	725,495
			$2,102,532
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	535,000	$546,789
Broadcasting – 0.3%
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	292,842	$306,125
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		610,000	540,299
			$846,424
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$963,954
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	$493,364
Business Services – 1.2%
Centurion Bidco S.p.A., 5.875%, 9/30/2026	EUR	475,000	$477,767
IPD 3 B.V., 5.5%, 12/01/2025		570,000	589,028
Nexi S.p.A., 2.125%, 4/30/2029		1,050,000	944,312
StoneCo Ltd., 3.95%, 6/16/2028 (n)		$1,029,000	846,363
			$2,857,470
Cable TV – 1.0%
Summer BidCo B.V., 9%, 11/15/2025	EUR	492,913	$502,976
United Group B.V., 3.125%, 2/15/2026		220,000	205,701
Virgin Media Finance PLC, 3.75%, 7/15/2030		470,000	420,459
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	470,000	535,595
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	760,000	688,446
			$2,353,177
Chemicals – 0.8%
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	$239,052
Herens Midco S.à r.l., 5.25%, 5/15/2029		100,000	86,928
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	846,000
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	700,885
			$1,872,865
Conglomerates – 1.0%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,305,000	$1,256,062
Industria Macchine Automatiche S.p.A., 3.75%, 1/15/2028	EUR	465,000	434,678
Thyssenkrupp AG, 2.875%, 2/22/2024		770,000	798,096
			$2,488,836

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.8%
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	680,000	$715,025
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		$510,000	495,128
Ontex Group N.V., 3.5%, 7/15/2026	EUR	900,000	821,279
			$2,031,432
Consumer Services – 0.3%
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	710,000	$655,993
Containers – 1.3%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$206,388
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)		100,000	87,825
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		180,000	154,784
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3%, 9/01/2029		400,000	343,964
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	716,223
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		1,240,000	1,075,700
Titan Holdings II B.V. , 5.125%, 7/15/2029 (n)	EUR	635,000	599,554
			$3,184,438
Electronics – 0.3%
Infineon Technologies AG, 3.625% to 4/1/2028, FLR (EUR Swap Rate - 5yr. + 3.996%) to 4/1/2033, FLR (EUR Swap Rate - 5yr. + 4.246%) to 4/01/2048, FLR (EUR Swap Rate - 5yr. + 4.99%) to 12/31/2049	EUR	700,000	$708,003
Emerging Market Quasi-Sovereign – 2.8%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	700,000	$588,822
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$905,000	863,189
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		716,830	651,813
National Bank of Uzbekistan, 4.85%, 10/21/2025		465,000	409,200
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		740,000	729,374
Petroleos Mexicanos, 6.5%, 3/13/2027		695,000	663,927
Petroleos Mexicanos, 5.35%, 2/12/2028		905,000	803,355
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	410,085
Petroleos Mexicanos, 6.5%, 6/02/2041		1,585,000	1,180,825
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	578,214
			$6,878,804
Energy - Independent – 0.5%
Energean PLC, 6.5%, 4/30/2027 (n)		$581,000	$545,849
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		617,000	605,666
			$1,151,515
Financial Institutions – 2.1%
Adler Group S.A., 2.25%, 1/14/2029	EUR	100,000	$67,999
Adler Group, Inc., 3.25%, 8/05/2025		700,000	544,559
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170		625,000	517,585
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	784,787
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	442,101
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025		595,000	730,413
Kaisa Group Holdings Ltd., 9.95%, 7/23/2025 (a)		$520,000	105,430
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		895,000	885,602
Shimao Group Holdings Ltd., 5.6%, 7/15/2026		565,000	135,600
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	684,168
Sunac China Holdings Ltd., 5.95%, 4/26/2024		465,000	107,647
Sunac China Holdings Ltd., 6.5%, 1/10/2025		280,000	63,700
Times China Holdings Ltd., 6.75%, 7/08/2025		300,000	136,500
			$5,206,091

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$307,520
Central America Bottling Co., 5.25%, 4/27/2029 (n)		916,000	870,264
Coca-Cola Icecek A.S., 4.5%, 1/20/2029 (n)		920,000	856,048
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	710,000	815,629
			$2,849,461
Gaming & Lodging – 0.6%
NH Hotel Group S.A., 4%, 7/02/2026 (n)	EUR	415,000	$420,292
NH Hotel Group S.A., 4%, 7/02/2026		225,000	227,869
SAZKA Group a.s., 3.875%, 2/15/2027 (n)		915,000	877,198
			$1,525,359
Industrial – 1.4%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$938,000	$884,065
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	413,880
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	955,302
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,117,161
			$3,370,408
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$567,959
Sarens Finance Co. N.V., 5.75%, 2/21/2027		655,000	581,193
			$1,149,152
Major Banks – 0.2%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$547,555
Medical & Health Technology & Services – 0.2%
Chrome Holdco S.A.S., 5%, 5/31/2029 (n)	EUR	465,000	$426,800
Chrome Holdco S.A.S., 5%, 5/31/2029		100,000	91,785
			$518,585
Metals & Mining – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$142,275
Ero Copper Corp., 6.5%, 2/15/2030 (n)		193,000	173,181
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	199,954
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	201,000
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	436,749
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)		$372,695	392,262
			$1,545,421
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$845,000	$726,700
Network & Telecom – 1.1%
DKT Finance ApS, 7%, 6/17/2023	EUR	560,000	$587,818
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)		580,000	581,155
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		935,000	868,427
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	578,942
Total Play Telecomunicaciones S.A. de C.V. , 6.375%, 9/20/2028		200,000	166,602
			$2,782,944
Oil Services – 0.3%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$903,070	$855,794

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$555,000	$567,488
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		762,000	662,940
			$1,230,428
Other Banks & Diversified Financials – 0.9%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$689,881
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	1,055,000	1,043,300
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070		645,000	540,986
			$2,274,167
Pharmaceuticals – 1.0%
Gruenenthal GmbH, 4.125%, 5/15/2028	EUR	465,000	$453,923
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	223,114
Rossini S.à r.l., 6.75%, 10/30/2025		723,000	772,408
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,075,000	983,625
			$2,433,070
Restaurants – 0.4%
MIDCO GB , 7.75%, 11/01/2027 (n)	EUR	465,000	$494,721
Punch Finance PLC, 6.125%, 6/30/2026 (n)	GBP	435,000	525,351
			$1,020,072
Retailers – 0.8%
Goldstory S.A.S., 5.375%, 3/01/2026 (n)	EUR	450,000	$462,760
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$944,000	863,760
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	700,000	652,397
			$1,978,917
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$414,572
CTEC II GmbH, 5.25%, 2/15/2030		100,000	91,517
			$506,089
Supermarkets – 0.3%
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	700,000	$753,702
Telecommunications - Wireless – 2.8%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$87,376
Altice France S.A., 4%, 2/15/2028 (n)		380,000	332,030
Cellnex Finance Co. S.A., 2%, 2/15/2033		900,000	745,784
Cellnex Finance Co. S.A. , 1.5%, 6/08/2028		600,000	549,965
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	449,094
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		977,400	921,199
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	655,000	649,795
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	271,279
PPF Telecom Group B.V., 3.25%, 9/29/2027		695,000	689,148
Turkcell Iletisim Hizmetleri A.S., 5.8%, 4/11/2028		$465,000	416,891
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	1,155,000	1,059,518
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030 (n)		730,000	679,656
			$6,851,735
Transportation - Services – 1.7%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$650,590
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,159,499
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,263,000	1,193,535
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	1,165,000	1,112,899
			$4,116,523

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$970,994
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		200,000	202,080
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	625,656
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		525,216	471,382
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	502,130
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	740,000	714,916
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026		200,000	193,220
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$952,000	842,520
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	507,967
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,178,756
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	708,307
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	648,975
Public Power Corp. S.A., 3.875%, 3/30/2026	EUR	925,000	926,095
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		$929,000	809,685
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		1,542,686	412,668
Termocandelaria Power Ltd., 7.875%, 1/30/2029		170,000	165,128
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		600,950	583,727
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,165,245
			$11,629,451
Utilities - Other – 0.5%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,136,000	$1,116,688
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,204,000	$1,234,112
Total Bonds			$85,358,020
Common Stocks – 0.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (u)		253,322	$211,034
Investment Companies (h) – 64.5%
Mutual Funds – 60.8%
MFS High Yield Pooled Portfolio (v)		17,988,550	$148,945,198
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 0.28% (v)		8,938,938	$8,938,938
Total Investment Companies			$157,884,136

Other Assets, Less Liabilities – 0.6%			1,374,903
Net Assets – 100.0%			$244,828,093
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $157,884,136 and $85,569,054, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,116,054, representing 20.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	818,000	USD	865,649	Deutsche Bank AG	7/15/2022	$619
GBP	76,000	USD	95,483	State Street Bank Corp.	7/15/2022	111
USD	43,820,541	EUR	39,768,959	BNP Paribas S.A.	7/15/2022	1,704,898
USD	5,933,615	GBP	4,530,983	Deutsche Bank AG	7/15/2022	234,516
						$1,940,144
Liability Derivatives
EUR	392,713	USD	427,920	JPMorgan Chase Bank N.A.	7/15/2022	$(12,034)
EUR	1,240,922	USD	1,347,690	Morgan Stanley Capital Services, Inc.	7/15/2022	(33,543)
EUR	540,000	USD	605,186	State Street Bank Corp.	7/15/2022	(33,321)
GBP	10,242	USD	13,457	Brown Brothers Harriman	7/15/2022	(575)
GBP	61,113	USD	80,065	HSBC Bank	7/15/2022	(3,197)
GBP	21,295	USD	27,957	JPMorgan Chase Bank N.A.	7/15/2022	(1,172)
GBP	5,488	USD	7,191	State Street Bank Corp.	7/15/2022	(288)
						$(84,130)
At April 30, 2022, the fund had liquid securities with an aggregate value of $1,656,367 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$211,034	$211,034
Non - U.S. Sovereign Debt	—	6,878,804	—	6,878,804
U.S. Corporate Bonds	—	4,845,542	—	4,845,542
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	73,633,674	—	73,633,674
Mutual Funds	157,884,136	—	—	157,884,136
Total	$157,884,136	$85,358,020	$211,034	$243,453,190
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,940,144	$—	$1,940,144
Forward Foreign Currency Exchange Contracts – Liabilities	—	(84,130)	—	(84,130)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$208,768
Change in unrealized appreciation or depreciation	2,266
Balance as of 4/30/22	$211,034
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $2,266. At April 30, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$162,904,037	$4,606,138	$7,657,874	$(634,057)	$(10,273,046)	$148,945,198
MFS Institutional Money Market Portfolio	2,852,095	19,555,941	13,469,098	—	—	8,938,938
	$165,756,132	$24,162,079	$21,126,972	$(634,057)	$(10,273,046)	$157,884,136
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,111,606	$—
MFS Institutional Money Market Portfolio	2,752	—
	$2,114,358	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2022, are as follows:
United States	58.2%
United Kingdom	3.2%
Mexico	3.2%
Brazil	3.1%
India	3.0%
Italy	2.4%
Canada	2.4%
Luxembourg	2.2%
France	2.2%
Other Countries	20.1%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.